UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22361

Dreyfus Dynamic Alternatives Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

                        (INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
Dreyfus Dynamic Alternatives Fund, Inc.
January 31, 2012 (Unaudited)

		Number of
Options Purchased--.1%		Contracts ($)		Value ($)
Call Options;
Standard & Poor's 500 E-mini Futures,
	February 2012 @ $131.50
	(cost $14,090)	15	[a]	10,875
		Principal
Short-Term Investments--85.1%		Amount ($)		Value ($)
U.S. Treasury Bills:
	0.00%, 3/15/12	11,000,000		10,999,993
	0.01%, 3/22/12	300,000	[b]	299,994
	0.03%, 5/24/12	240,000	[b]	239,980
Total Short-Term Investments
	(cost $11,539,967)			11,539,967

Other Investment--13.4%		Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $1,811,413)	1,811,413	[c]	1,811,413

Total Investments (cost $13,365,470)		98.6%		13,362,255
Cash and Receivables (Net)		1.4%		183,806
Net Assets		100.0%		13,546,061

a	Non-income producing security.
b	Held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized depreciation on investments was $3,215 of which all were related to depreciated investment securities.
At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) † Value (%)

Short-Term/Money Market Investment	98.5
Options Purchased	.1
98.6

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2012($)
Commodity Futures Long
Goldman Sachs Commodity Index	4	661,750	February 2012	6,786
Currency Futures Long
Dollar Index	9	714,735	March 2012	(15,913)
Financial Futures Long
MSCI EAFE E-mini	24	1,782,720	March 2012	88,812
MSCI Emerging Markets E-Mini	27	1,375,920	March 2012	114,825
NASDAQ 100 E-Mini	12	591,420	March 2012	30,838
Russell 2000 Mini	1	79,120	March 2012	6,255
U.S. Treasury 10 Year Notes	10	1,322,500	March 2012	15,292
Topix Index	2	198,426	March 2012	6,274
Financial Futures Short
FTSE 100	10	(890,735)	March 2012	(21,860)
Standard & Poor's 500 E-mini	8	(523,280)	March 2012	(17,795)

Gross Unrealized Appreciation				269,082
Gross Unrealized Depreciation				(55,568)

At January 31, 2012, the fund held the following forward foreign currency exchange contracts: (Unaudited)

		Number	Foreign			Unrealized
Forward Currency		of	Currency			Appreciation
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
3/21/2012	a	1	86,450	87,224	91,276	4,052
3/21/2012	b	2	87,330	89,493	92,205	2,712

British Pound,
Expiring
3/21/2012	b	1	119,000	184,178	187,445	3,267

Canadian Dollar,
Expiring
3/21/2012	b	1	135,000	132,328	134,482	2,154

Euro,
Expiring:
3/21/2012	b	1	93,000	118,878	121,664	2,786
3/21/2012	c	1	32,071	42,400	41,956	(444)

Japanese Yen,
Expiring:
3/21/2012	a	1	10,425,900	134,698	136,868	2,170
3/21/2012	c	1	5,892,900	76,121	77,360	1,239

Mexican New Peso,
Expiring
3/21/2012	b	1	1,169,000	85,362	89,308	3,946

Swiss Franc,
Expiring
3/21/2012	b	1	76,000	80,104	82,629	2,525

Sales:				Proceeds ($)
Australian Dollar,
Expiring
3/21/2012	b	1	173,780	173,286	183,481	(10,195)

British Pound,
Expiring
3/21/2012	b	1	94,000	145,763	148,066	(2,303)

Canadian Dollar,
Expiring
3/21/2012	a	1	135,000	131,217	134,482	(3,265)

Euro,
Expiring
3/21/2012	b	3	123,071	165,775	161,003	4,772

Japanese Yen,
Expiring
3/21/2012	b	4	16,550,800	214,235	217,273	(3,038)

Mexican New Peso,
Expiring
3/21/2012	b	1	1,169,000	83,500	89,308	(5,808)

Swiss Franc,

Expiring:
3/21/2012	b	1	42,104	44,764	45,776	(1,012)
3/21/2012	c	1	33,896	36,290	36,852	(562)

Gross Unrealized Appreciation						29,623
Gross Unrealized Depreciation						(26,627)

Counterparties:

a Goldman Sachs
b Citigroup
c Barclays Capital

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	1,811,413	-	-	1,811,413
U.S. Treasury	-	11,539,967	-	11,539,967
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	29,623	-	29,623
Futures+	269,082	-	-	269,082
Options Purchased	10,875	-	-	10,875
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	(26,627)	-	(26,627)
Futures+	(55,568)	-	-	(55,568)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Dynamic Alternatives Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	March 27, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)